Significant Accounting Policies - Schedule of Debt Securities and Certificates of Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities		$ 18,402
Due within one year [Member]
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities		$ 18,402